OTHER LIABILITIES - Remeasurements of net defined benefit liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Actuarial (gains) losses relating to the defined benefit obligation	$ (4,634)	$ 2,584
Net return on assets excluding interest	72	77
Total remeasurements of the net defined benefit liability	(4,562)	$ 2,661
Estimate of contributions expected to be paid to plan for next annual reporting period	2,800
Estimate of benefit payments expected to be paid to plan for next annual reporting period	$ 2,500
Canada
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	12 years 7 months 6 days	14 years 4 months 24 days
Mexico Plans
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	5 years 10 months 24 days	3 years 8 months 12 days